Subsequent Events	6 Months Ended
Dec. 31, 2023
Subsequent Events
Subsequent Events

Note 14 – Subsequent Events

The Company evaluated all events and transactions that occurred after December 31, 2023 up through April 26, 2024, except for the following events, the Company did not identify any other subsequent events occurred that would require recognition or disclosure in the Company’s unaudited condensed consolidated financial statements.

As disclosed in Note 12, On November 7, 2023 and November 9, 2023, the Company entered into securities purchase agreements with investors for the sale of 2,812,833 ordinary shares for gross proceeds of $3,994,222 at a price of $1.42 per share, pursuant to an exemption from the registration requirements of Section 5 of the Securities Act of 1933, subject to the satisfaction of customary closing conditions. On February 9, 2024, the Company completed the third and final closing and issued a total of 768,000 ordinary shares to several investors for gross proceeds of $1,090,560. The Company plans to use the process for working capital and general corporate purposes. The transaction was not registered under the Securities Act of 1933, as amended in reliance on an exemption from registration set forth in Section 4(a)(2) and/or Regulation S thereof.

On February 6, 2024, the Company was approved to increase the authorized ordinary shares from 10,000,000 shares to 500,000,000 shares with the par value remain same at the special shareholders meeting.

On April 18, 2024, the members of the Board of Directors of the Company was approved via a special meeting to wind down one of the subsidiaries namely Sonichash Pte. Ltd. which the said subsidiary does not own any assets or employees and does not have any business operation.